Prepaid Expenses and Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current tax assets	$ 3,211	$ 4,583
Prepaid Expenses	2,612	3,395
Other	3,596	3,623
Prepaid expenses and other current assets	$ 9,419	$ 11,601